Acquisitions - Narrative (Details) € in Thousands, $ in Thousands	May 17, 2019 CAD ($)	May 17, 2019 EUR (€)	Sep. 15, 2017 CAD ($) earn_out	Sep. 15, 2017 USD ($) earn_out
Acquired Company
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	100.00%	100.00%
Consideration paid	$ 3,066	€ 2,039
Ellie Sparkles
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired			51.00%	51.00%
Consideration paid			$ 4,350	$ 3,570,000
Number of performance based earn-outs | earn_out			2	2
Payable in relation to performance based target | $				$ 0
Performance Target Earnout | Ellie Sparkles
Disclosure of detailed information about business combination [line items]
Estimated financial effect, contingent liabilities in business combination			$ 1,218	$ 1,000,000